PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS
7.	PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consist of the following:

		As at December 31,
	Notes	2017	2018	2018
		RMB	RMB	US$
Due from suppliers	i)	23,243	10,751	1,564
Due from hospitals	ii)	1,179	576	84
Loan receivables	iii)	114,456	151,139	21,982
Advances to employees	iv)	4,383	1,056	154
Receivables from disposal of medical equipment	v)	90,324	69,410	10,096
Deferred expenses		111	50	7
Interest receivable		5,100	3,680	535
Dividend receivable		766	766	111
Others		29,959	5,084	739
		269,521	242,512	35,272

Reserve for unrecoverable deposits		(4,798)	(14,798)	(2,152)

		264,723	227,714	33,120

Provisions are recorded in “general and administrative expenses” in the consolidated statements of comprehensive loss.

i)
Amounts due from suppliers represent prepayments made for orders and returnable deposits of cancelled orders. The risk of loss arising from non-performance by or bankruptcy of suppliers is assessed prior to the order of the equipment. The Group has provided reserve amounting to RMB4,798 and RMB4,798 (US$698) on amounts due from suppliers as at December 31, 2017 and 2018, respectively.

ii)
Amounts due from hospitals represent interest-free advances to hospitals and the compensation to be received from hospitals for early termination. The Group has assessed the impact of such advances on revenue recognition at the outset of the arrangement and has concluded that they do not affect revenue recognition. The risk of loss arising from any failure of hospital customers to fulfill their financial obligations is assessed prior to making the advances and is monitored for recoverability on a regular basis by management.

iii)
Loan receivables represented the loans to other parties, including loans to related parties such as the Xi’an JiangyuanAndike Ltd. (“JYADK”), Beijing Allcure Medical Information Technology Co., Ltd. (“Allcure Information”), Shanghai Meizhongjiahe Imaging Diagnostic Center Co. Ltd. (“SH MJZH”) and Wuxi Meizhongjiahe Cancer Centre(“Wuxi MZJH”) of total amount of
RMB13,658 and RMB15,118 (US$2,199)
as at December 31, 2017 and 2018, and third parties of RMB85,798 and RMB136,021(US$
19,783
) as at December 31, 2017 and 2018, respectively, which is an interest free loan balance. The Group has provided reserve amounting to nil and RMB10,000 (US$1,454) on third parties as at December 31, 2017 and 2018, respectively. Besides, the loan to JYADK contributed to interest receivable of
RMB221 and RMB454(US$66)
as at December 31, 2017 and 2018, respectively (note 24).

iv)
The advances to employees represent interest-free advance held by the Company’s employees to cover expenses of hospital customers. The risk of loss is assessed prior to making the advances and is monitored on a regular basis by management. Historically, the Group has not experienced any loss of such advances.

v)
Receivables from disposal of medical equipment represented the consideration to be received from several hospitals, which the Group entered into termination contracts with and disposed all leasing equipment to.